Label	Element	Value
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	€ 0
Contribution From Parent [Member]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue
Noncontrolling Interest [Member]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	(199,354,000)
Additional Paid-in Capital [Member]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	132,879,000
Common Class B [Member] | Common Stock [Member]
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	€ 66,475,000